UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Digital Century Capital LLC
Address:    660 Madison Avenue, 14th Floor
            New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Rajiv J. Chaudhri
Title:     Managing Member
Phone:     (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri            New York, New York          November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total:  $142,054
                                         (thousands)


List of Other Included Managers:   None

                        FORM 13F INFORMATION TABLE


COLUMN 1                                       COLUMN  2  COLUMN 3   COLUMN 4  COLUMN 5          COLUMN 6  COLUMN 7    COLUMN 8

                                               TITLE                 VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                                 OF CLASS   CUSIP      (X$1000) PRN AMT PRN CALL DISCRETION  MANAGERS SOLE SHARED NONE
ADOBE SYSTEMS INC CMN                             COM   00724F101    5,802   147,000   X                    None     147,000
AKAMAI TECHNOLOGIES INC CMN                       COM   00971T101    4,447   255,000   X                    None     255,000
APPLE, INC. CMN                                   COM   037833100    4,751    41,800   X                    None      41,800
AUTODESK INC CMN                                  COM   052769106    5,435   162,000   X                    None     162,000
CISCO SYSTEMS, INC. CMN                           COM   17275R102    5,189   230,000   X                    None     230,000
CITRIX SYSTEMS INC CMN                            COM   177376100    6,176   244,500   X                    None     244,500
COGNIZANT TECHNOLOGY SOLUTIONS CORP CLASS A       COM   192446102    5,571   244,000   X                    None     244,000
CORNING INCORPORATED CMN                          COM   219350105    3,668   234,500   X                    None     234,500
EMC CORPORATION MASS CMN                          COM   268648102    5,430   454,000   X                    None     454,000
EBAY INC. CMN                                     COM   278642103    6,132   274,000   X                    None     274,000
GOOGLE, INC. CMN CLASS A                          COM   38259P508    5,848    14,600   X                    None      14,600
INFOSYS TECHNOLOGIES SPON ADR SPONSORED ADR CMN   COM   456788108    4,247   127,500   X                    None     127,500
INTEL CORPORATION CMN                             COM   458140100    5,516   294,500   X                    None     294,500
JUNIPER NETWORKS, INC CMN                         COM   48203R104    5,541   263,000   X                    None     263,000
LDK SOLAR CO LTD SPONSORED ADR CMN                COM   50183L107    3,542   118,000   X                    None     118,000
MEMC ELECTRONIC MATERIAL COMMON STOCK             COM   552715104    2,213    78,300   X                    None      78,300
MCAFEE, INC. CMN                                  COM   579064106    4,703   138,500   X                    None     138,500
ORACLE CORPORATION CMN                            COM   68389X105    4,549   224,000   X                    None     224,000
QUALCOMM INC CMN                                  COM   747525103    3,008    70,000   X                    None      70,000
RED HAT, INC. CMN                                 COM   756577102    4,883   324,000   X                    None     324,000
RESEARCH IN MOTION LIMITED CMN                    COM   760975102    4,638    67,900   X                    None      67,900
SALESFORCE.COM, INC CMN                           COM   79466L302    5,760   119,000   X                    None     119,000
SANDISK CORP CMN                                  COM   80004C101    8,690   444,500   X                    None     444,500
SATYAM COMPUTER SERVICES ADR CMN                  COM   804098101    3,787   234,500   X                    None     234,500
SUNTECH POWER HOLDINGS CO LTD. ADR CMN            COM   86800C104    3,910   109,000   X                    None     109,000
TIVO INC CMN                                      COM   888706108    2,712   370,500   X                    None     370,500
YAHOO! INC CMN                                    COM   984332106    4,758   275,000   X                    None     275,000
AMDOCS LIMITED ORDINARY SHARES                    COM   G02602103    6,297   230,000   X                    None     230,000
SEAGATE TECHNOLOGY CMN                            COM   G7945J104    4,851   400,230   X                    None     400,230




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